Property, plant and equipment, intangible assets and goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, plant and equipment, intangible assets and goodwill
10	Property, plant and equipment, intangible assets and goodwill

Accounting policy

The recoverable amount is determined based on calculations of the value in use, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and previous performance. Discounted cash flows were drawn up over a ten-year period (except for Logistic and Comgás that consider the remaining period of their concession contracts) and carried forward in perpetuity without considering a real growth rate (except for Moove that consider growth rate of the final value of 3.75% from 2028). Management uses periods greater than five years in the preparation of discounted cash flows considering that reflects the estimated time of use of the asset and business groups.

The Company performs annually a review of impairment indicators for intangible assets with defined useful lives and property, plant and equipment. Also, an impairment test is undertaken for goodwill and intangible assets with indefinite useful lives. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.

Assumptions used in discounted cash flow projections—estimates of future business performance, cash generation, long term growth and discount rates are used in our assessment of impairment of assets at the statement of financial position date. No reasonably plausible changes in a key assumption would cause impairment. The key assumptions used to determine the recoverable amount of the different cash generating units to which goodwill is allocated as explained in the Note 10.2.

10.1	Property, plant and equipment

Accounting policy

a)	Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

Subsequent expenditure is capitalized only when it is probable that the future economic benefits associated with the expenditure will flow to the Company. Ongoing repairs and maintenance are expensed as incurred.

Items of property, plant and equipment are depreciated from the date they are available for use or, in respect of constructed assets, from the date that the asset is completed and ready for use.

Depreciation is calculated on the carrying value of property, plant and equipment less their estimated residual values using the straight-line basis over their estimated useful lives, recognized in profit or loss, unless it is capitalized as part of the cost of another asset. Land is not depreciated.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Airplanes, vessels and vehicles	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.33% to 8%
Permanent railways	4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed annually and adjusted prospectively. During the fiscal year ended December 31, 2017, the subsidiary Rumo conducted a useful life review of a group of approximately 200 locomotives allocated to the logistics segment. Locomotives comprise individual components with different useful lives, and the review resulted in a reduction of useful lives of some components to reflect the time that the subsidiary Rumo intends to use those components through its economic life. The new useful life was applied starting from January 1st, 2018.

a)	Reconciliation of carrying amount

	Consolidated
	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives(ii)	Permanent railways(i)	Construction in progress	Other	Total
Cost
At January 1, 2017	1,043,437	716,310	5,270,469	4,474,856	708,580	326,361	12,540,013
Additions	38	5,911	14,835	3,729	2,171,507	1,296	2,197,316
Business combinations(iii)	—	2,867	—	—	—	17,736	20,603
Disposals	(2,239)	(106,088)	(125,206)	(3,695)	25,350	(10,066)	(221,944)
Transfers	28,859	255,398	935,497	661,226	(1,919,335)	5,249	(33,106)

At December 31, 2017	1,070,095	874,398	6,095,595	5,136,116	986,102	340,576	14,502,882
Additions	565	8,702	42,031	—	2,181,586	9,662	2,242,546
Business combinations(iii)	—	—	—	—	—	5,699	5,699
Disposals	(4,183)	(25,421)	(189,143)	—	(1,538)	(43,155)	(263,440)
Transfers	155,699	173,251	560,265	991,023	(2,114,281)	78,624	(155,419)
Effect of exchange rate fluctuations	21,251	14,640	—	—	2,259	9,361	47,511

At December 31, 2018	1,243,427	1,045,570	6,508,748	6,127,139	1,054,128	400,767	16,379,779

Depreciation
At January 1, 2017	(255,893)	(287,745)	(742,297)	(542,228)	—	14,598	(1,813,565)
Additions	(41,343)	(135,580)	(643,683)	(395,677)	—	(16,700)	(1,232,983)
Disposals	234	93,592	99,753	749	—	5,066	199,394
Transfers	(497)	(14,413)	40,576	(12,621)	—	12,802	25,847

At December 31, 2017	(297,499)	(344,146)	(1,245,651)	(949,777)	—	15,766	(2,821,307)
Additions	(52,925)	(116,002)	(655,745)	(467,634)	—	(28,423)	(1,320,729)
Disposals	3,518	25,054	186,557	—	—	37,458	252,587
Transfers	(1,058)	2,609	4,933	33,343	—	(20,905)	18,922
Impairment	—	—	(33,808)	(22,896)	(10,842)	(4,186)	(71,732)
Effect of exchange rate fluctuations	(3,197)	(10,724)	—	—	—	(5,777)	(19,698)

At December 31, 2018	(351,161)	(443,209)	(1,743,714)	(1,406,964)	(10,842)	(6,067)	(3,961,957)

At December 31, 2017	772,596	530,252	4,849,944	4,186,339	986,102	356,342	11,681,575

At December 31, 2018	892,266	602,361	4,765,034	4,720,175	1,043,286	394,700	12,417,822

i.	Leasehold improvements and finance leases included.
ii.	On December 31, 2018, wagons and locomotives in the amount of R$ 745,203 (R$ 743,203 on December 31, 2017) were placed on bail to guarantee bank loans (Note 5.5).
iii.	Property, plant and equipment acquired on the acquisition of the full control of the companies as detailed in Note 1.

10.2	Intangible assets and goodwill

Accounting policy

a)	Goodwill

Goodwill is initially recognized based on the accounting policy for business combinations (see Note 1). Goodwill is measured at cost less accumulated impairment losses.

Goodwill acquired in a business combination is allocated to the Company’s CGUs, or groups of CGUs, that are expected to benefit from the synergies of the combination.

b)	Concession rights agreement

The subsidiary Comgás has a public concession agreement for a gas distribution service in which the Concession Authority controls what services will be provided and the price, as well it holds a significant participation in the infrastructure at the end of the concession. This concession agreement represents the right to charge users for gas supply during the term of the agreement. Accordingly, the Company recognizes this right as an intangible asset.

The intangible asset comprises: (i) the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years; and (ii) the acquired or constructed assets underlying the concession necessary for the distribution of gas, which is being depreciated to match the period over which the future economic benefits of the asset are expected to accrue to the Company, or the final term of the concession, whatever occurs first. This period reflects the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the regulator, The Natural Gas Agency of the State of São Paulo, to determine the basis for measuring the tariff for rendering the services under the concession.

Accordingly with IFRIC 12 and IFRS 15, concession infrastructure assets of the Comgás during the construction period, previously recorded as intangible in progress, must be classified as contract assets (note 3.3).

The amortization of intangible assets reflects the pattern expected for the utilization of the future economic benefits by the Company, which corresponds to the useful lives of the assets comprising the infrastructure consonant to the São Paulo State Sanitation and Energy Regulatory Agency (“ARSESP”) provisions.

The amortization of the intangible assets is discontinued when the related asset is fully used or written off, and no longer is included in the calculation basis of the tariff for the rendering of the concession services, whichever occurs first.

c)	Customer relationships

Costs incurred on development of gas systems for new clients (including pipelines, valves, and general equipment) are recognized as intangible assets and amortized over the contract period.

d)	Other intangible assets

Other intangible assets that are acquired by the Company and have a finite life are measured at cost less accumulated amortization and any accumulated impairment losses.

e)	Subsequent expenditure

Subsequent expenditures are capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in profit or loss as incurred.

f)	Amortization

Except for goodwill, intangible assets are amortized on a straight-line basis over their estimated useful lives, from the date that they are available for use or acquired.

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

g)	Research costs

Development costs for future products and other internally generated intangible assets are capitalized at cost, provided manufacture of the products is likely to bring the Cosan an economic benefit. If the criteria for recognition as assets are not met, the expenses are recognized in the income statement in the year in which they are incurred.

Capitalized development costs include all direct and indirect costs that are directly attributable to the development process. The costs are amortized using the straight-line method from the start of production over the expected life cycle of the models developed.

Amortization recognized during the year is allocated to the relevant functions in the income statement.

	Consolidated
	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost
At January 1, 2017	715,259	16,912,506	435,624	252,474	946,824	376,669	19,639,356
Additions	—	361,946	—	—	65,813	47,433	475,192
Business combinations(i)	136,626	—	—	—	—	(4,221)	132,405
Disposals	—	(182,339)	—	—	(11,554)	(2,232)	(196,125)
Transfers	—	341,154	—	—	(11,696)	9,299	338,757

At December 31, 2017	851,885	17,433,267	435,624	252,474	989,387	426,948	20,389,585
Additions	—	412,053	—	—	77,931	76,642	566,626
Business combinations(i)	(6,878)	—	—	—	136,626	32,936	162,684
Disposals	—	(131,263)	—	(228,270)	(402,266)	(66,808)	(828,607)
Transfers	—	14,102	—	—	(74,632)	11,049	(49,481)
Transfer - contract assets - in progress	—	435,477	—	—	—	—	435,477
Adoption of IFRS 15 (Note 3.3)	—	(653,332)	—	—	—	—	(653,332)
Effect of exchange rate fluctuations	38,227	—	—	13,673	15,817	11,002	78,719

At December 31, 2018	883,234	17,510,304	435,624	37,877	742,863	491,769	20,101,671

Depreciation
At January 1, 2017	—	(1,319,980)	(200,876)	(182,616)	(668,695)	(157,750)	(2,529,917)
Additions	—	(490,025)	(11,740)	(22,827)	(127,584)	(52,266)	(704,442)
Disposals	—	143,331	—	—	8,132	4,218	155,681
Transfers	—	(337,983)	—	—	721	(35)	(337,297)

At December 31, 2017	—	(2,004,657)	(212,616)	(205,443)	(787,426)	(205,833)	(3,415,975)
Additions	—	(472,939)	(11,740)	(22,827)	(105,773)	(62,285)	(675,564)
Disposals	—	94,133	—	228,270	400,679	65,971	789,053
Transfers	—	(360)	—	—	179,636	397	179,673
Impairment	—	—	—	—	—	(750)	(750)
Effect of exchange rate fluctuations	—	—	—	—	(1,735)	(3,837)	(5,572)

At December 31, 2018	—	(2,383,823)	(224,356)	—	(314,619)	(206,337)	(3,129,135)

At December 31, 2017	851,885	15,428,610	223,008	47,031	201,961	221,115	16,973,610

At December 31, 2018	883,234	15,126,481	211,268	37,877	428,244	285,432	16,972,536

(i)

The goodwill of the acquisitions, according to Note 1, is composed by: a) Stanbridge from R$ 31,726; b) TTA from R$ 23,618; c) LubrigrupoII from R$ 6,856; and d) Metrolube from R$ 67,548. Additionally, goodwill from the acquisition of Stanbridge (preliminarily allocated at the acquisition date in November 2017) was allocated to Customer relationships in 2018, in the amount of R$ 136,626.

a)	Amortization methods and useful lives

Intangible assets (excluding goodwill)	Annual rate of amortization—%	December 31, 2018	December 31, 2017
Comgás(i)	Concession term	8,225,270	8,197,514
Concession rights—Rumo(ii)	Concession term	7,119,068	7,231,096

		15,344,338	15,428,610
Operating license for port terminal(iii)	4.00%	211,268	223,008
Trademarks:
Mobil	10.00%	—	22,827
Comma	—	37,877	24,204

		37,877	47,031
Customers relationship:
Comgás	20.00%	149,890	174,459
Moove	6.00%	278,354	27,502

		428,244	201,961
Other
Software license	20.00%	168,892	167,520
Other		116,538	53,595

		285,430	221,115
Total		16,307,157	16,121,725

(i)

Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets;

(ii)	Refers to the concession right agreement of Rumo Malha Norte S.A., which will be amortized until the end of the concession in 2079;
(iii)	Port operating license and customer relationships of Rumo, from the business combinations.

b)	Impairment testing of cash-generating units (“CGU”) goodwill

i.	Cosan Logística

The Subsidiary annually tests the recoverable amounts of goodwill arising from business combination operations. Property, plant and equipment and defined-intangible assets that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

For the purposes of impairment analysis, the concession contracts were defined as cash-generating units, each registered in an individual company. The basis for evaluation and annual testing is September 30.

During the year ended December 31, 2018, we did not identify impairment indicators, so that no impairment test was required for fixed assets and intangible assets with a defined useful life, except for the cash generating unit represented by the Rumo Malha Oeste S.A. concession, which shows negative results and low cash generation.

The recoverable amount for the fixed assets of this cash-generating unit was determined using the discounted cash flow methodology of the cash-generating unit.

The main assumptions used were (i) EBITDA projected for the cash generating unit, without volume growth transported, within the remaining period of the concession, and (ii) the discount rate (WACC) of 8.28% per annum, before taxes. The calculation resulted in a recoverable amount of R$ 82,995, compared to a book value of R$ 155,443, which includes property, plant and equipment and intangible assets. A provision for impairment of R$ 72,448 was recorded for this cash-generating unit, allocated in proportion to the property, plant and equipment, as a contra-entry to “Other income (expenses) net,” note 19.

The balance of goodwill recorded by the Company is associated with the port loading operation and terminals, so that this cash-generating unit needs to be tested annually.

The recoverable amount of this cash-generating unit was determined by the net sales value of the unit, using the technique of EBITDA multiples, a technique considered level 3 in the hierarchy of fair value estimates.

The determination of the recoverability of the assets depends on certain key assumptions as described above that are influenced by the market, technological, and economic conditions in force at the time this recovery is tested and, therefore, it is not possible to determine whether new losses by recovery will occur in the future and, if they occur, whether these would be material.

ii.	Cosan S.A.

The combined carrying amounts of goodwill allocated to each cash-generating unit are as follows:

	December 31, 2018	December 31, 2017
Moove cash generating unit	782,740	751,391
Cosan cash-generating unit other business	43	43

Total goodwill	782,783	751,434

The recoverable amount is determined based on calculations of the value in use, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and previous performance. Discounted cash flows were drawn up over a ten-year period and carried forward in perpetuity without considering a real growth rate. Management understands the use of periods greater than five years in the preparation of discounted cash flows as it reflects the estimated time of use of the asset and business groups.

The main assumptions used mainly consider the expectation of growth of the operations based on the Gross Domestic Product segmented by country, as well as considering the levels of average growth experienced in the last years and other macroeconomic aspects, as well as expectation of the price of sales of commodities, using discount rates that reflect specific business-related risks.

All these future cash flows were discounted at a rate of 9.3% (weighted-average cost of capital) and a growth rate of the final value of 3.75% from 2028 reflecting specific risks related to the relevant assets in its cash generating unit.

An increase of 6.3 percentage points in the discount rate should change so that the estimated recoverable amount is equal to the book value. The U.S. dollar has an impact on projections and, therefore, a fluctuation of in exchange rate would have an effect on the estimate.

As of December 31, 2018, no expense for impairment of assets and goodwill was recognized. The determination of the recoverability of the assets depends on certain key assumptions as described above that are influenced by the market, technological and economic conditions in place at the time that such recovery is tested, and therefore, it is not possible to determine whether new reduction losses of recovery will occur in the future and, if they occur, whether these would be material.